Income taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Loss from Operations before Income Taxes	Loss from operations before income taxes was as follows (in thousands):

	Years Ended December 31,
	2018	2017
U.K.	$(3,647)	$(1,297)
U.S.	(9,976)	(9,335)
	$(13,623)	$(10,632)

Schedule of Components of Income Tax Expense (Benefit)
Income tax (expense) benefit consists of the following (in thousands):

	Years Ended December 31,
	2018	2017
Current tax (expense) benefit
U.K.	$—	$—
U.S. federal	—	108
U.S. state and local	(4)	—
Total current tax (expense) benefit	(4)	108
Deferred tax (expense) benefit
U.K.	—	—
U.S. federal	—	—
U.S. state and local	—	—
Total deferred tax benefit	—	—
Income tax (expense) benefit	$(4)	$108

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of income tax benefit from continuing operations as reflected in the financial statements was as follows:

	Years Ended December 31,
	2018	2017
Income tax expense at U.K. statutory rate	19.0%	19.3%
Foreign rate differential	0.9	11.4
State taxes, net of federal benefit	5.8	5.8
Permanent differences	—	(0.1)
Tax Cuts and Jobs Act	—	(79.4)
Change in valuation allowance	(28.5)	43.5
Other	2.8	0.5
Effective tax rate	—	1.0%

Schedule of Deferred Tax Assets and Liabilities
The principal components of the Company’s deferred tax assets and liabilities were as follows (in thousands):

	December 31,
	2018	2017
Deferred income tax assets:
Net operating losses	$18,409	$15,261
Property and equipment	3	29
Accrued expenses and other	158	115
Tax credits	626	626
Valuation allowances	(19,196)	(16,031)
Deferred income tax assets, net	$—	$—